14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L)) (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L))
	Three Months Ended March 31, 2015	Three Months Ended March 31, 2014

Accumulated OCI(L), beginning of period:
Currency translation adjustment	$(2,850,122)	$465,615

Other comprehensive loss for the period:
Currency translation adjustments	$(2,835,342)	$(1,696,288)

Accumulated OCI(L), end of period:
Currency translation adjustment	$(5,685,464)	$(1,230,673)